Significant Accounting Policies (Details) - Schedule of Exchange Rates	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Schedule of exchange rates [Abstract]
Balance sheet items, except for equity accounts	7.296	6.8676	7.1135
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.1287	6.8516	6.7312